Intangible assets (Details) $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Net book amount at the beginning	$ 3,936,000,000	$ 68,433,000,000
Costs	5,399,000,000	173,303,000,000
Accumulated amortization	(1,463,000,000)	(104,870,000,000)
Additions	103,000,000	3,567,000,000
Disposals	471,000,000	182,000,000
Deconsolidation		(59,929,000,000)
Impairment	(40,000,000)		$ (66)
Currency translation adjustment		(4,059,000,000)
Amortization charges	149,000,000	3,828,000,000
Balance at the end	3,379,000,000	3,936,000,000		$ 68,433,000,000
Net book amount	3,379,000,000	3,936,000,000
Goodwill [Member]
Statement [Line Items]
Net book amount at the beginning	221,000,000	13,899,000,000		221,000,000
Costs	221,000,000	13,899,000,000		221,000,000
Accumulated amortization	0	0		0
Additions	0	0
Disposals	0	0
Deconsolidation		(13,904,000,000)
Impairment	0	(66,000,000)
Currency translation adjustment		292,000,000
Amortization charges	0	0
Balance at the end	221,000,000	221,000,000		13,899,000,000
Net book amount	221,000,000	221,000,000
Contracts And Others [Member]
Statement [Line Items]
Net book amount at the beginning	3,379,000,000	13,288,000,000		2,945,000,000
Costs	3,884,000,000	32,913,000,000		3,451,000,000
Accumulated amortization	(505,000,000)	(19,625,000,000)		(506,000,000)
Additions	38,000,000	2,793,000,000
Disposals	471,000,000	0
Deconsolidation		(10,439,000,000)
Impairment	0	0
Currency translation adjustment		(981,000,000)
Amortization charges	1,000,000	1,282,000,000
Balance at the end	2,945,000,000	3,379,000,000		13,288,000,000
Net book amount	2,945,000,000	3,379,000,000
Trademark [member]
Statement [Line Items]
Net book amount at the beginning	0	18,789,000,000		0
Costs	0	20,742,000,000		0
Accumulated amortization	0	(1,953,000,000)		0
Additions	0	0
Disposals	0	0
Deconsolidation		(17,405,000,000)
Impairment	0	0
Currency translation adjustment		(1,338,000,000)
Amortization charges	0	46,000,000
Balance at the end	0	0		18,789,000,000
Net book amount	0	0
Customer relations [member]
Statement [Line Items]
Net book amount at the beginning	0	6,095,000,000		0
Costs	0	58,450,000,000		0
Accumulated amortization	0	(52,355,000,000)		0
Additions	0	46,000,000
Disposals	0	0
Deconsolidation	0	(5,151,000,000)
Impairment	0	0
Currency translation adjustment		(446,000,000)
Amortization charges	0	544,000,000
Balance at the end	0	0		6,095,000,000
Net book amount	0	0
Licenses [Member]
Statement [Line Items]
Net book amount at the beginning	0	5,961,000,000		0
Costs	0	27,805,000,000		0
Accumulated amortization	0	(21,844,000,000)		0
Additions	0	0
Disposals	0	0
Deconsolidation		(5,398,000,000)
Impairment	0	0
Currency translation adjustment		(427,000,000)
Amortization charges	0	136,000,000
Balance at the end	0	0		5,961,000,000
Net book amount	0	0
Information Systems And Software [Member]
Statement [Line Items]
Net book amount at the beginning	336,000,000	10,401,000,000		213,000,000
Costs	1,294,000,000	19,494,000,000		1,319,000,000
Accumulated amortization	(958,000,000)	(9,093,000,000)		(1,106,000,000)
Additions	65,000,000	728,000,000
Disposals	0	182,000,000
Deconsolidation		(7,632,000,000)
Impairment	(40,000,000)	0
Currency translation adjustment		(1,159,000,000)
Amortization charges	148,000,000	1,820,000,000
Balance at the end	213,000,000	336,000,000		$ 10,401,000,000
Net book amount	$ 213,000,000	$ 336,000,000